ACQUISITIONS - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended			12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Tp Corporation Limited	Dec. 31, 2010 Tp Corporation Limited	Dec. 31, 2009 Tp Corporation Limited	Jul. 02, 2009 Tp Corporation Limited	Dec. 31, 2010 Tp Corporation Limited First Potential Contingent Consideration	Dec. 31, 2009 Tp Corporation Limited First Potential Contingent Consideration	Dec. 31, 2011 Tp Corporation Limited Second Potential Contingent Consideration	Dec. 31, 2010 Tp Corporation Limited Second Potential Contingent Consideration	Dec. 31, 2011 Tp Corporation Limited Final Potential Contingent Consideration	Dec. 31, 2011 VanceInfo Financial Service Limited	Dec. 31, 2010 VanceInfo Financial Service Limited	Jul. 31, 2010 VanceInfo Financial Service Limited	Oct. 01, 2008 VanceInfo Financial Service Limited	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd	Feb. 28, 2010 Beijing Viatt Information Technology Co Ltd	Dec. 31, 2011 Beijing Viatt Information Technology Co Ltd	Dec. 31, 2010 Beijing Viatt Information Technology Co Ltd	Mar. 31, 2011 Lifewood	Dec. 31, 2011 Lifewood	Dec. 31, 2011 Oracle Consulting and Implementation Services	Apr. 30, 2011 Oracle Consulting and Implementation Services	Apr. 30, 2011 Oracle Consulting and Implementation Services Initial Payment	Sep. 30, 2010 VanceInfo Technology Australia Pty Ltd	Dec. 31, 2011 VanceInfo Technology Australia Pty Ltd	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd	Dec. 31, 2011 Beijing Data Pioneer Technology Co Ltd	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd	Dec. 31, 2011 US Based IT Services Company	Oct. 31, 2011 US Based IT Services Company
Business Acquisition, Acquisition Related Costs [Line Items]
Equity ownership percentage acquired							100.00%								67.00%	33.00%	80.00%				100.00%					20.00%		80.00%		100.00%
Business acquisition purchase price							$ 8,644								$ 5,759	$ 841	$ 5,684				$ 10,798			$ 2,036		$ 200		$ 4,908		$ 4,387		$ 5,913
Contingent consideration									1,337		3,993	3,275		3,144
Cash paid								817		2,015			1,565		670	330	1,542				3,961				254			478		1,863		3,000
Fair value of equity consideration	1,849	1,616	549				3,788	520		1,978		1,271	1,579		1,834		1,661				1,669				217			1,997		1,124
Shares of equity consideration								26,442		55,944			44,642								50,746				6,721
Fair value per share of equity consideration								$ 19.66		$ 35.36			$ 35.36
Cash consideration												2,004
Change in fair value of the contingent consideration	920	221	(62)		80	(62)							89	141					897			224	(70)				(105)		(69)		(43)
Indefinite-lived interest-free loan considered in acquisition																495
Acquisition costs																16
Investment principal amount																		440
Interest rate																		8.00%
Maturity term																		2 years
Convertible equity interest percentage																		20.00%								20.00%
Unrecognized gains on available-for-sale investment		494																		494
Business acquisition contingent consideration payment period																	24 months
Cash for an equity interest		$ 200																								$ 200
Remaining equity ownership percentage to be acquired within the next 12 months																										80.00%